Offerings	Jul. 24, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Voting common stock, par value $0.0001 per share
Amount Registered | shares	200,000
Proposed Maximum Offering Price per Unit	1.30
Maximum Aggregate Offering Price	$ 260,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 35.91
Offering Note	Estimated solely for the purposes of calculating the registration fee pursuant to Rule 457(c) under the Securities Act of 1933, as amended, with respect to the additional 200,000 shares of the registrant's voting common stock being newly registered pursuant to this Pre-Effective Amendment, based on the average of the high and low prices of the registrant's voting common stock as quoted on The Nasdaq Capital Market on July 22, 2026 (such date being within five business days of the date that this Pre-Effective Amendment to the Registration Statement was filed with the Securities and Exchange Commission).
Offering: 2
Offering:
Fee Previously Paid	true
Rule 457(a)	true
Security Type	Equity
Security Class Title	Voting common stock, par value $0.0001 per share
Amount Registered | shares	40,800,000
Proposed Maximum Offering Price per Unit	2.20
Maximum Aggregate Offering Price	$ 89,760,000.00
Amount of Registration Fee	$ 12,395.86
Offering Note	Reflects the amount of securities, Maximum Aggregate Offering Price, and registration fee previously registered and paid in connection with 40,800,000 shares of the registrant's voting commo stock registered pursuant to the Registration Statement as originally file with the Securities and Exchange Commission on July 16, 2026.